Property, Plant And Equipment, Intangible Assets And Goodwill (Schedule Of Other Intangible Assets) (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Intangible Assets
Gross Carrying Amount	$ 3,081,687	$ 3,124,002	$ 3,145,120
Accumulated Amortization	(1,814,600)	(1,657,456)	(1,404,328)
Transit, street furniture and other outdoor contractual rights [Member]
Other Intangible Assets
Gross Carrying Amount	749,372	777,521	785,303
Accumulated Amortization	(490,255)	(464,548)	(403,955)
Customer/advertiser relationships [Member]
Other Intangible Assets
Gross Carrying Amount	1,212,349	1,212,745	1,210,245
Accumulated Amortization	(735,526)	(645,988)	(526,197)
Talent contracts [Member]
Other Intangible Assets
Gross Carrying Amount	319,384	319,617	344,255
Accumulated Amortization	(216,788)	(195,403)	(177,527)
Representation contracts [Member]
Other Intangible Assets
Gross Carrying Amount	238,107	252,961	243,970
Accumulated Amortization	(201,215)	(200,058)	(171,069)
Permanent easements [Member]
Other Intangible Assets
Gross Carrying Amount	174,628	173,753	173,374
Accumulated Amortization	0	0	0
Other [Member]
Other Intangible Assets
Gross Carrying Amount	387,847	387,405	387,973
Accumulated Amortization	$ (170,816)	$ (151,459)	$ (125,580)